Income taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
The Company is organized as a British Virgin Islands corporation. However, under the “anti-inversion” rules of Section 7874 of the U.S. Internal Revenue Code, it is treated as a U.S. corporation for tax purposes. Accordingly, the Company is subject to federal and state income tax in the United States, as well as foreign taxes in the multiple jurisdictions where it operates.
The following table summarizes our U.S. and foreign income / (loss) before income taxes for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021
U.S.	$(13,687)	$(22,264)	$(17,518)
Foreign	41,293	(24,948)	(88,577)
Net income / (loss) before income taxes	$27,606	$(47,212)	$(106,095)
Provision for Income Taxes
The following table summarizes our provision for income taxes for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021
Current income tax (expenses) / benefit:
U.S. Federal	$(54)	$(188)	$8,355
Foreign	(39,580)	(20,926)	(26,115)
Total current income tax expense	$(39,634)	$(21,114)	$(17,760)
Deferred income tax (expenses) / benefit:
U.S. Federal	5,958	(550)	(1,077)
Foreign	30,560	355	19,067
Total deferred income tax (expenses) / benefit	$36,518	$(195)	$17,990
Income tax (expenses) / benefit	$(3,116)	$(21,309)	$230
Deferred Income Taxes
As of December 31, 2023 and 2022, the significant components of our deferred tax assets and deferred tax liabilities were as follows:

	As of December 31, 2023	As of December 31, 2022
Non-current deferred tax assets	$115,503	$113,474
Total deferred tax assets	$115,503	$113,474
Less: Valuation allowance	(44,774)	(54,220)
Net deferred tax assets	$70,729	$59,254
Non-current tax liabilities	(8,100)	(12,898)
Total deferred tax liabilities	$(8,100)	$(12,898)
Total net deferred tax assets after valuation allowance	$62,629	$46,356
The following table summarizes the composition of deferred tax assets and deferred tax liabilities as of December 31, 2023 and 2022:

	As of December 31, 2023	As of December 31, 2022
Tax loss carryforwards	$72,644	$84,386
Allowance for credit expected losses	5,528	6,068
Provisions and other assets	27,329	15,015
Property and equipment	1,301	1,355
Intangible assets	(3,959)	(5,879)
Others	4,560	(369)
Total net deferred tax assets before valuation allowance	$107,403	$100,576
Less: Valuation allowance	(44,774)	(54,220)
Total net deferred tax assets after valuation allowance	$62,629	$46,356
As of December 31, 2023, we have both foreign and U.S. net operating loss carryforwards (“NOLs”) of $278,106. If not utilized, the NOLs will begin to expire as follows:

	As of December 31, 2023
Expiration date	U.S.	Foreign
Expires 2025	$—	$530
Expires 2026	—	160
Expires 2027	—	630
Expires 2028	—	1,753
Expires thereafter	—	42,352
Without expiration dates	81,595	151,086
Total NOLs	$81,595	$196,511
The following table shows the breakdown of our NOLs by country of origin as of December 31, 2023:

Country	NOL gross amount	Expiration terms
Brazil	$148,927	No expiration. Offset limitation to 30% of taxable income by fiscal year.
Argentina	4,222	5 fiscal years expiration.
United States	81,595	No expiration. Offset limitation of 80% of the taxable income by fiscal year.
Mexico	41,203	10 fiscal years expiration.
Chile	—	No expiration.
Colombia	—	12 fiscal years expiration in general.
Peru	2,159	No expiration. Offset limitation of 50% of the taxable income by fiscal year.
Total NOLs	$278,106

In the aggregate, we have foreign and U.S NOLs amounting to $232,681 which may be carried forward indefinitely but subject to certain percentage limitations of taxable income each year.
As of December 31, 2023, we had a valuation allowance of $44,774 related to certain NOL carryforwards for which it is more likely than not that the tax benefits will not be realized. The valuation allowance decreased by $9,446 from the amount recorded as of December 31, 2022 primarily due to recoverability analysis for the upcoming years. The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period change, or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as our projections for growth.
The following table presents the changes in our valuation allowance for the years ended December 31, 2023, 2022 and 2021:

Valuation allowance
Balance as of January 1, 2021	$9,026
Increases	23,124
Decreases	(8,151)
Balance as of December 31, 2021	$23,999
Increases	39,240
Decreases	(9,019)
Balance as of December 31, 2022	$54,220
Increases	8,201
Decreases	(17,647)
Balance as of December 31, 2023	$44,774
Deferred tax assets and liabilities are recognized for the future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax bases using enacted tax rates in effect for the year in which the differences are expected to reverse. We have foreign subsidiaries with aggregated undistributed earnings of $20,203 as of December 31, 2023. We have not provided deferred income taxes on taxable temporary differences related to investments in certain foreign subsidiaries where the foreign subsidiary has or will invest undistributed earnings indefinitely outside of the United States. In the event we distribute such earnings in the form of dividends or otherwise, we may be subject to income taxes. Further, a sale of these subsidiaries may cause these temporary differences to become taxable. Due to complexities in tax laws, uncertainties related to the timing and source of any potential distribution of such earnings, and other important factors such as the amount of associated foreign tax credits, it is not practicable to estimate the amount of unrecognized deferred taxes on these taxable temporary differences. We consider the earnings of our foreign subsidiaries to be indefinitely reinvested, other than certain earnings the distributions of which do not imply withholdings or state income taxes, and for that reason we have not recorded a deferred tax liability.
Reconciliation of Statutory Income Tax Rate to Effective Income Tax Rate
The reconciliation of the provision for income taxes for the years ended December 31, 2023, 2022 and 2021 to total income tax expense is as follows:

	Year ended December 31,
	2023	2022	2021
Net income / (loss) before income tax	$27,606	$(47,212)	$(106,095)
Income tax rate	21%	21%	21%
Expected income tax expense / (benefit)	$5,797	$(9,915)	$(22,280)
Permanent differences:
Non-taxable income	(127)	$—	$—
Foreign non-creditable withholding tax	16,588	11,540	7,652
Non-deductible expenses	11,514	10,440	20,743
Currency translation adjustment	5,672	2,595	1,534
Tax credits recovery	(309)	—	—
Others	892	(256)	97
Unrecognized tax benefits and related interest	(14,081)	1,029	6,930
Foreign rate differential	(3,499)	(9,091)	(3,133)
Tax inflation adjustment	(27,103)	(12,716)	(6,906)
Tax holiday	3,977	5,990	334
True up	(1,253)	2,283	(2,238)
Change in rate	—	—	(4,597)
Change in valuation allowance	5,048	19,410	1,634
Income tax expense / (benefit)	$3,116	$21,309	$(230)
Our effective tax rate for the year ended December 31, 2023 was 11.3%, lower than the effective tax rate of 45.1%, for the year ended December 31, 2022 mainly due to the impact of the tax settlement and closing tax audits in Mexico and Tax inflation adjustment related to accumulated net operating losses in Argentina. The variation is also driven by the effect of incremental withholding taxes applicable to intercompany transactions.
Our effective tax rate for the year ended December 31, 2022 was 45.1%, which is higher than the 21% U.S. corporate tax rate due to changes in valuation allowance of deferred tax assets primarily in Brazil, the U.S. and Mexico based on a recoverability analysis for the upcoming years; increase in foreign non-creditable withholding tax; decrease in impact of uncertain tax positions; effects of non-deductible expenses; and the impact of the new promotional regime "Perse” in Brazil.
Our effective tax rate for the year ended December 31, 2021 was 0.2%, which is lower than the 21% U.S. corporate tax rate due to changes in the statutory tax rate in Argentina; uncertain tax positions and tax contingencies recognition due to the Best Day acquisition; and a reduction of a portion of valuation allowances linked with net operating losses in Brazil, Colombia, Peru and Argentina due to updated recoverability analyses for the upcoming years.
Knowledge-based Economy Promotional Regime in Argentina
On June 10, 2019, the Argentine government enacted Law No. 27,506 (also known as "Knowledge-based Economy Promotional Regime" or “Knowledge Law”), which established a regime that provides certain tax benefits for companies that meet specific criteria, such as companies that derive at least 70% of their revenues from specified activities.
On October 7, 2020, changes to the Knowledge-based Economy Promotional Regime were finally approved by the Congress. The approved regime has effect from January 1, 2020 through December 31, 2029 and grants (i) a reduction of the income tax up to 60% (60% for micro and small enterprises, 40% for medium-sized enterprises and 20% for large enterprises) over the promoted activities for each fiscal year, applicable to both Argentine source income and foreign source income; (ii) stability of the benefits established by the Knowledge-based Economy Promotional Regime (as long as the beneficiary is registered and in good standing) and (iii) a non-transferable tax credit bond generally amounting to 70% (up to 80% in certain specific cases) of the company’s contribution to the social security regime of every employee whose job is related to the promoted activities (caps on the number of employees are applicable). The tax credit may be used within 24 months from its issuance date (this period can be extended for an additional 12 months in certain cases) to offset federal taxes, such as VAT (excludes income tax).
On January 14, 2022, the Under Secretariat of Knowledge Economy issued Disposition 33/2022 by which our Argentine subsidiary Despegar.com.ar S.A. obtained the registration in the National Registry of Beneficiaries of the Knowledge-based Economy Promotional Regime, created by Article 3 of Law No. 27,506, as amended. Tax benefits granted pursuant to the promotional regime to Despegar.com.ar S.A were retroactive to January 1, 2020.
During the years ended December 31, 2023, 2022 and 2021, the tax holiday effect was $2,185, $839 and $334, respectively. The aggregate per share effect of the income tax benefit amounted to $0.03 and income tax expense amounted to $0.01 for the years ended December 31, 2023 and 2022, respectively.
Emergency Program to offset the economic effects of the COVID-19 pandemic for the tourism and events sector PERSE in Brazil
Law 14,148/2021, published on May 3, 2021, established several emergency actions by the government to offset the economic effects of the COVID-19 pandemic for the tourism and events sector (“Programa Emergencial de Retomada do Setor de Eventos y Turismo” or "PERSE"). Benefits include for a 60-month period a 0% rate for corporate income taxes (Corporate Income Tax “IRPJ” and Social Contribution on Net Income “CSLL”) and a 0% rate on federal gross revenue taxes (Contribution to the Social Integration “PIS” and Contribution to Social Security Financing “COFINS).
On March 18, 2022, the Brazilian legislature removed a prior presidential veto on an article from Law 14,148/2021 that introduced a Temporary Tax Exemption for taxpayers in the tourism and events sector. As a result of the removal, the article has been re-included in Law 14,428/2021 and is effective as from that date.
On December 29, 2023 Provisional Measure “MP” 1202/23 was published including, among others, the revocation of article 4 of Law 14.148, which instituted PERSE. Based on the MP all economic sectors benefiting from PERSE must collect the taxes included in the program based on the rates provided for in the specific legislation as following: from April 1, 2024 in relation to federal gross revenue taxes (PIS and COFINS) and CSLL; and from January 1, 2025, in relation to
IRPJ. PERSE could progressively be phased out with the gradual resumption of the collection of taxes previously exempted.
The Provisional Measure will be effective for a maximum of 60 days since the date of issuance without approval by the National Congress, and may be renewed once for an additional 60 days, after which, it will cease to be in force unless the National Congress has approved it and passed it into law. As of the date of these consolidated financial statements the PERSE regime is in force and Provisional Measure “MP” 1202/23 was not converted into law.
During the years ended December 31, 2023, and 2022 the tax holiday effect was $1,792 and $6,829, respectively. The aggregate per share effect of the income tax benefit amounted to $0.02 and to $0.09 for the years ended December 31, 2023 and 2022, respectively.
Uncertain tax positions
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits and interest is as follows:

	Year ended December 31,
	2023	2022	2021
Balance, beginning of year	$41,925	$45,865	$32,906
Increases to tax positions related to prior years(1)	—	2,453	8,404
Decreases to tax positions related to prior years(1)(2)	(16,853)	(6,912)	—
Settlements during current year(1)(3)	(8,598)	(5,121)	—
Interest and penalties	2,753	5,687	4,555
Currency translation adjustment	2,171	(47)	—
Balance, end of year	$21,398	$41,925	$45,865

(1) Includes updates, interest and penalties.
(2) Includes tax positions in Mexico, Colombia, Argentina and US related to Best Day acquisition.
(3) Includes tax positions effectively settled in Mexico related to Best Day acquisition.
As of December 31, 2023, and 2022, we had $21,398 and $41,925 of gross unrecognized tax benefits, respectively.
As of December 31, 2023 and 2022, total gross interest and penalties accrued were $12,695 and $22,918, respectively. As of December 31, 2023 we recognized a decrease and settlement related to interest and penalties of $9,320 and $4,578 respectively. During the years ended December 31, 2023 and 2022, we recognized interest expense of $2,753 and $5,687 in connection with our unrecognized tax benefits, respectively.
We evaluate the tax positions and establish liabilities for uncertain tax positions that may be challenged by local authorities and may not be fully sustained, despite our belief that the underlying tax positions are fully supportable. Uncertain tax positions are reviewed on an ongoing basis and are adjusted in light of changing facts and circumstances, including progress of tax audits, developments in case law and closing of statute of limitations. Such adjustments are reflected in the income tax provision as appropriate.
We are routinely audited by U.S. federal and foreign income tax authorities. At any point in time, we may have tax audits underway at various stages of completion. These audits include questioning the timing and the amount of income and deductions and the allocation of income and deductions among various tax jurisdictions. The Mexican Tax Authority finalized during 2023 the examination of the income tax return for the fiscal years 2014, 2015, 2016 and 2017 of our subsidiary Viajes Beda, a settlement request ("acuerdo conclusivo") before the Mexican Taxpayer Ombudsman ("Procuraduría de la Defensa del Contribuyente") was closed and the dispute with the Mexican Tax Authority was concluded. As result we recognized a tax benefit of $14,256 related to transactional taxes (VAT) and $13,241 related to income tax.
During the third quarter of 2020, the Internal Revenue Service (“IRS”) performed an income tax assessment on fiscal year 2017 applying adjustments on foreign tax credits allocation criteria taken during this period. We therefore recognized and paid additional income tax for $1,649. Subsequently, we submitted a request to the IRS to offset the amount paid with net operating losses and recover the cash payment. In 2023, the IRS approved our request and refunded the tax credits to the Company.
On June 2, 2023, the Colombian Tax Authority (DIAN) issued a Special Requirement as part of the comprehensive International Taxation program. The aim was to modify the income tax declaration by making adjustments related to the increase in declared gross income and the rejection of certain expenses. In response to this requirement, the Company submitted an objection on September 6, 2023. Subsequently, on March 13, 2024, the Authority issued the Official Review Settlement in line with the previous special requirement, establishing a tax liability of $3,694, including a penalty for inaccuracy.
As of the financial statement issuance date, the Company is preparing the document to challenge and reject the Official Review Settlement, which will be submitted within the deadlines set by current regulations.
The Management’s opinion, based on the opinion of external legal counsel, is that the risk of losing the case is not more likely than not. For that reason, the Company has not recorded any expense or liability for the disputed amounts.